Accrued Liabilities (Notes)	3 Months Ended
Mar. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

Accrued liabilities are as follows (in thousands):

	March 31, 2012	December 31, 2011
Environmental liabilities	$1,368	$1,311
Taxes other than income taxes	742	942
Accrued vacation	164	230
Utilities	143	143
Interest and financing costs	5	18
Deferred revenue - trade	5	10
Other	165	439
Total Accrued Liabilities	$2,592	$3,093

For further discussion related to environmental liabilities, see Note K.